Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 13 – Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring after the balance sheet date through the date the audited consolidated financial statements were available for issuance require potential adjustment to or disclosure in the audited consolidated financial statements and has concluded that all such events or transactions that would require recognition or disclosure have been recognized or disclosed.